Consolidated Statements of Comprehensive (Loss) Income $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($)
Statement of comprehensive income [abstract]
Net loss	$ (167.0)	$ (984.9)
Other comprehensive (loss) income, net of income tax, that will not be reclassified subsequently to profit or loss
Foreign exchange (loss) gain on translation to presentation currency	87.7	(59.5)
Remeasurement of pension and other post-employment benefit obligations, net of tax nil for the year ended December 31, 2025 and nine month period ended December 31, 2024 (Notes 23, 24)	84.8	34.3
Other comprehensive income	172.5	(25.2)
Total comprehensive (loss) income	$ 5.5	$ (1,010.1)